Accounts payable and accrued liabilities - Schedule of accounts payable and accrued liabilities (Details) - USD ($) $ in Millions	Sep. 30, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Trade payables	$ 19.3	$ 26.5
Accrued fixed assets	55.2	35.4
Accrued expenses	13.2	4.4
Accrued compensation	11.4	9.6
Accounts payable and accrued liabilities	$ 99.1	$ 75.9